Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

As of December 31,
2017
Licenses*	$8,059
Game copyright	333
Less: accumulated amortization and impairment	(905)
Exchange difference	(25)

Net book value	$7,462

* Licenses mainly consist of the Internet Audio/Video Program Transmission License, which is a requisite permit according to government regulations for the Group’s business operation such as live video service.

Amortization expenses and impairment loss charged to the consolidated statements of operations for the years ended December 31, 2015, 2016 and 2017 were $nil, $nil and $905 respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2018	$881
2019	881
2020	881
2021	774
2022	771
Thereafter	3,274

$7,462